ACCOUNTS RECEIVABLE (Tables)	6 Months Ended
Jun. 30, 2024
Receivables [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE

The following table summarizes the accounts receivable of the Company as of the period end dates set forth below (in US$ thousands):

	As of
	June 30, 2024	December 31, 2023
Trade receivables	$169,303	$180,989
Less: allowance for credit losses	(13,361)	(9,720)
Total	$155,942	$171,269

SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS

	For the three-month period ended		For the six-month period ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023

Allowance for credit losses at beginning of period	$(11,248)	$(12,319)	$(9,720)	$(12,664)
(Increase) decrease to allowance for the period	(2,682)	506	(4,323)	557
Write-off of credit losses	569	14	682	308
Allowance for credit losses at end of period	$(13,361)	$(11,799)	$(13,361)	$(11,799)